INTANGIBLE ASSETS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
INTANGIBLE ASSETS
Beginning balance	€ 30,845
Ending balance	41,705	€ 30,845
Amortization expense recognized within selling, general and administrative expenses	7,981	4,499
Loss on disposal of intangible assets		89
Carrying Amount
INTANGIBLE ASSETS
Beginning balance	39,749	18,697
Additions	7,377	3,143
Disposal		(128)
Acquired through business combination	10,298	16,779
Effect of movement in exchange rates	1,138	1,258
Ending balance	58,562	39,749
Accumulated Amortization
INTANGIBLE ASSETS
Beginning balance	(8,904)	(4,418)
Additions	(7,981)	(4,499)
Disposal		39
Effect of movement in exchange rates	28	(26)
Ending balance	(16,857)	(8,904)
Intellectual Property
INTANGIBLE ASSETS
Beginning balance	11,333
Ending balance	11,611	11,333
Intellectual Property | Carrying Amount
INTANGIBLE ASSETS
Beginning balance	15,223	8,966
Additions	659	237
Acquired through business combination	1,471	5,611
Effect of movement in exchange rates	369	409
Ending balance	17,722	15,223
Intellectual Property | Accumulated Amortization
INTANGIBLE ASSETS
Beginning balance	(3,890)	(2,288)
Additions	(2,238)	(1,594)
Effect of movement in exchange rates	17	(8)
Ending balance	(6,111)	(3,890)
Deferred development costs
INTANGIBLE ASSETS
Beginning balance	3,775
Ending balance	7,313	3,775
Deferred development costs | Carrying Amount
INTANGIBLE ASSETS
Beginning balance	6,186	3,297
Additions	6,709	2,889
Effect of movement in exchange rates	(14)
Ending balance	12,881	6,186
Deferred development costs | Accumulated Amortization
INTANGIBLE ASSETS
Beginning balance	(2,411)	(830)
Additions	(3,161)	(1,581)
Effect of movement in exchange rates	4
Ending balance	(5,568)	(2,411)
Customer relationships
INTANGIBLE ASSETS
Beginning balance	14,418
Ending balance	21,123	14,418
Customer relationships | Carrying Amount
INTANGIBLE ASSETS
Beginning balance	16,584	4,903
Acquired through business combination	8,131	10,857
Effect of movement in exchange rates	758	824
Ending balance	25,473	16,584
Customer relationships | Accumulated Amortization
INTANGIBLE ASSETS
Beginning balance	(2,166)	(994)
Additions	(2,186)	(1,154)
Effect of movement in exchange rates	2	(18)
Ending balance	(4,350)	(2,166)
Brands
INTANGIBLE ASSETS
Beginning balance	1,261
Ending balance	1,398	1,261
Brands | Carrying Amount
INTANGIBLE ASSETS
Beginning balance	1,692	1,357
Acquired through business combination	462	311
Effect of movement in exchange rates	23	24
Ending balance	2,177	1,692
Brands | Accumulated Amortization
INTANGIBLE ASSETS
Beginning balance	(431)	(276)
Additions	(350)	(155)
Effect of movement in exchange rates	2
Ending balance	(779)	(431)
Other.
INTANGIBLE ASSETS
Beginning balance	58
Ending balance	260	58
Other. | Carrying Amount
INTANGIBLE ASSETS
Beginning balance	64	174
Additions	9	17
Disposal		(128)
Acquired through business combination	234
Effect of movement in exchange rates	2	1
Ending balance	309	64
Other. | Accumulated Amortization
INTANGIBLE ASSETS
Beginning balance	(6)	(30)
Additions	(46)	(15)
Disposal		39
Effect of movement in exchange rates	3
Ending balance	(49)	(6)
Gaming licences
INTANGIBLE ASSETS
Loss on disposal of intangible assets	€ 0	€ 89